UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      FBR & CO.

Address:   1001 Nineteenth Street, North
           Suite 1100
           Arlington VA 22209


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert J. Kiernan
Title:  Sr. Vice President, Controller and Chief Acctg Officer
Phone:  703-312-9500

Signature,  Place,  and  Date  of  Signing:

/s/ Robert J. Kiernan              Arlington, VA                      4/25/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $78,581,943.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

2     028-14034             FBR Capital Markets & Co
----  --------------------  ----------------------------------------------------
3     028-14017             FBR Capital Markets PT, Inc
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ -------------- --------- ---------- ------------------ ---------- -------- --------------------------
                                                                    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------ -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ---------
***CEMEX S A B DE C V          NOTE 3.250%    151290BB8  1,323,750 1,000,000 PRN      DEFINED    2                0      0 1,000,000
                               3/1
***CORSICANTO LTD              NOTE 3.500%    220480AC1  3,892,219 3,150,000 PRN      DEFINED    2                0      0 3,150,000
                               1/1 ADDED
ACCURAY INC DEL                NOTE 3.750%    004397AB1  1,860,053 2,061,000 PRN      DEFINED    2                0      0 2,061,000
                               8/0
ACCURAY INCORPORATED           NOTE 3.500%    004397AC9    543,125   500,000 PRN      DEFINED    2                0      0   500,000
                               2/0 ADDED
Air Lease Corporation (AL)     CL A           00912X302    104,354     5,005 SH       DEFINED    3            5,005      0         0
ALCOA INC                      NOTE 5.250%    013817AT8  1,383,125 1,000,000 PRN      DEFINED    2                0      0 1,000,000
                               3/1
ALCOA INC                      CALL           13817101      93,720    11,000 SH       DEFINED    2           11,000      0         0
ALPHA NAT RES INC              NOTE 2.375%    02076XAA0  1,237,576 1,301,000 PRN      DEFINED    2                0      0 1,301,000
                               4/1
AMLP                           ALERIAN MLP    00162Q866  5,215,439   294,325 SH       DEFINED    3          294,325      0         0
AMTRUST FINANCIAL SERVICES INC COM            32359309     405,405    11,700 SH       DEFINED    2           11,700      0         0
AUXILIUM PHARMACEUTICALS INC   NOTE 1.500%    05334DAA5  1,771,875 1,750,000 PRN      DEFINED    2                0      0 1,750,000
                               7/1 ADDED
BLUCORA INC                    COM            95229100     111,456     7,200 SH       DEFINED    2            7,200      0         0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 3.750%    10112RAG9  2,061,250 2,000,000 PRN      DEFINED    2                0      0 2,000,000
                               5/1
CALL BKS    04/20/13    16     CALL           067774909      9,000       100     CALL DEFINED    2                0      0       100
CAPITAL ONE FINANCIAL CORP     COM            14040H105    439,600     8,000 SH       DEFINED    2            8,000      0         0
COPANO ENERGY LLC              COM UNITS      217202100  1,823,400    45,000 SH       DEFINED    2           45,000      0         0
D R HORTON INC                 NOTE 2.000%    23331ABB4  1,508,000   800,000 PRN      DEFINED    2                0      0   800,000
                               5/1
DFC GLOBAL CORP                COM            23324T107     44,928     2,700 SH       DEFINED    2            2,700      0         0
EXTERRAN HLDGS INC             NOTE 4.250%    30225XAA1  2,776,503 2,183,000 PRN      DEFINED    2                0      0 2,183,000
                               6/1
FORESTAR GROUP INC             NOTE 3.750%    346232AB7  2,100,289 1,798,000 PRN      DEFINED    2                0      0 1,798,000
                               3/0 ADDED
H J HEINZ CO                   COM            423074103  3,252,150    45,000 SH       DEFINED    2           45,000      0         0
HEARTWARE INTL INC             NOTE           422368AA8  1,775,625 1,500,000 PRN      DEFINED    2                0      0 1,500,000
                               3.500%12/1
HORSEHEAD HLDG CORP            NOTE 3.800%    440694AB3  1,730,465 1,724,000 PRN      DEFINED    2                0      0 1,724,000
                               7/0
KB HOME                        COM            48666K109    842,499    38,700 SH       DEFINED    2           38,700      0         0
KEYCORP NEW                    COM            493267108     99,600    10,000 SH       DEFINED    2           10,000      0         0
NAFH                           CL A COM       139794101  3,297,980   248,529 SH       DEFINED    3          248,529      0         0
NBH Holdings                   CL A           633707104 19,213,170 1,049,900 SH       DEFINED    3        1,049,900      0         0
PEABODY ENERGY CORPORATION     SDCV           704549AG9  1,018,750 1,250,000 PRN      DEFINED    2                0      0 1,250,000
                               4.750%12/1
PHH CORP                       NOTE 4.000%    693320AN3  1,914,012 1,741,000 PRN      DEFINED    2                0      0 1,741,000
                               9/0
PHH CORPORATION                NOTE 6.000%    693320AQ6  3,586,275 1,863,000 PRN      DEFINED    2                0      0 1,863,000
                               6/1
PUT  COF    01/18/14    43     PUT            14040H955     53,025       350     PUT  DEFINED    2                0      0       350
REDWOOD TRUST INC              COM            758075402    208,620     9,000 SH       DEFINED    2            9,000      0         0
STANDARD PACIFIC CORP          NOTE 1.250%    85375CBC4  1,277,500 1,000,000 PRN      DEFINED    2                0      0 1,000,000
                               8/0
Tower Group                    COM            891769101  3,890,205   210,737 SH       DEFINED    3          210,737      0         0
UNITED STS STL CORP NEW        NOTE 4.000%    912909AE8  2,934,563 2,820,000 PRN      DEFINED    2                0      0 2,820,000
                               5/1
WALTER INVESTMENT MANAGEMENT   NOTE 4.50%     93317WAA0  1,073,750 1,000,000 PRN      DEFINED    2                0      0 1,000,000
                               11/0
WESCO INTL INC                 DBCV 6.000%    95082PAH8  3,446,467 1,312,000 PRN      DEFINED    2                0      0 1,312,000
                               9/1
WILLIAMS COMPANIES INC         COM            969457100    262,220     7,000 SH       DEFINED    2            7,000      0         0
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